CONCENTRATION AND RISKS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONCENTRATION AND RISKS
Cash and cash equivalents, restricted cash and short term investments	$ 94,775
Short-term investments	$ 58,853	$ 106,520
Maximum amount of equity ownership allowed to foreign investors in any ICP business	50.00%
Convertible senior notes	1.50%	1.70%	8.20%
GTJA
CONCENTRATION AND RISKS
Short-term investments	$ 50,989
CHINA | Cash Assets | Geographic Concentration Risk
CONCENTRATION AND RISKS
Concentration risk, Percentage	82.80%
Outside PRC | Cash Assets | Geographic Concentration Risk
CONCENTRATION AND RISKS
Concentration risk, Percentage	17.20%